Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivable as of December 31, 2021 and 2020, consist of the following:

	Balance as of December 31,
	2021	2020
Trade receivables	227,343	258,087
Tax receivables	59,350	50,663
Prepayments	9,342	12,074
Other accounts receivable	11,108	10,911
Total	307,143	331,735

Trade receivables in foreign currency
Trade receivables in foreign currency as of December 31, 2021 and 2020, are as follows:

	Balance as of December 31,
	2021	2020
Euro	65,854	105,826
South African Rand	24,513	24,121
Other	13,330	6,929
Total	103,697	136,876